Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstract]
Loans
(3)	Loans

The components of loans are as follows (in thousands):

	At December 31,
	2011	2010

Residential real estate	$31,142	$40,130
Multi-family real estate	4,109	4,213
Commercial real estate	44,312	55,119
Land and construction	11,783	17,292
Consumer	175	358

Total loans	91,521	117,112

Add (deduct):
Net deferred loan fees, costs and premiums	45	133
Allowance for loan losses	(2,349)	(3,703)

Loans, net	$89,217	$113,542

An analysis of the change in the allowance for loan losses for the years ended December 31, 2011 and 2010 follows (in thousands):

	Residential Real Estate	Multi-Family Real Estate	Commercial Real Estate	Land and Construction	Consumer	Total
Year Ended December 31, 2011:
Beginning balance	$1,285	$282	$1,542	$514	$80	$3,703
(Credit) provision for loan losses	(779)	(42)	(6)	755	(77)	(149)
Charge-offs	(308)	0	(202)	(1,229)	0	(1,739)
Recoveries	368	7	0	147	12	534

Ending balance	$566	$247	$1,334	$187	$15	$2,349

Year Ended December 31, 2010:
Beginning balance	$2,049	$489	$1,466	$5,227	$132	$9,363
Provision (credit) for loan losses	878	(64)	2,405	510	(84)	3,645
Charge-offs	(1,663)	(154)	(2,330)	(5,223)	(54)	(9,424)
Recoveries	21	11	1	0	86	119

Ending balance	$1,285	$282	$1,542	$514	$80	$3,703

The Company has divided the loan portfolio into five portfolio segments, each with different risk characteristics and methodologies for assessing risk. The portfolio segments identified by the Company are as follows:

Real Estate Mortgage Loans. Real estate mortgage loans are typically segmented into four categories: residential real estate, multi-family real estate, commercial real estate, and land and construction. Residential real estate loans are underwritten in accordance with policies set forth and approved by the Board of Directors (the "Board"), including repayment capacity and source, value of the underlying property, credit history and stability. Multi-family and commercial real estate loans are secured by the subject property and are underwritten based upon standards set forth in the policies approved by the Company's Board. Such standards include, among other factors, loan to value limits, cash flow coverage and general creditworthiness of the obligors. Construction loans to borrowers finance the construction of owner occupied and leased properties. These loans are categorized as construction loans during the construction period, later converting to commercial or residential real estate loans after the construction is complete and amortization of the loan begins. Real estate development and construction loans are approved based on an analysis of the borrower and guarantor, the viability of the project and on an acceptable percentage of the appraised value of the property securing the loan. Real estate development and construction loan funds are disbursed periodically based on the percentage of construction completed. The Company carefully monitors these loans with on-site inspections and requires the receipt of lien waivers on funds advanced. Development and construction loans are typically secured by the properties under development or construction, and personal guarantees are typically obtained. Further, to assure that reliance is not placed solely on the value of the underlying property, the Company considers the market conditions and feasibility of proposed projects, the financial condition and reputation of the borrower and guarantors, the amount of the borrower's equity in the project, independent appraisals, cost estimates and pre-construction sales information. The Company also makes loans on occasion for the purchase of land for future development by the borrower. Land loans are extended for future development for either commercial or residential use by the borrower. The Company carefully analyzes the intended use of the property and the viability thereof.

Consumer Loans. Consumer loans are extended for various purposes, including purchases of automobiles, recreational vehicles, and boats. Also offered are home improvement loans, lines of credit, personal loans, and deposit account collateralized loans. Repayment of these loans is primarily dependent on the personal income of the borrowers, which can be impacted by economic conditions in their market areas such as unemployment levels. Loans to consumers are extended after a credit evaluation, including the creditworthiness of the borrower(s), the purpose of the credit, and the secondary source of repayment. Consumer loans are made at fixed and variable interest rates and may be made on terms of up to ten years. Risk is mitigated by the fact that the loans are of smaller individual amounts and spread over a large number of borrowers.

The balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2011 and 2010 follows (in thousands):

	Residential	Multi-Family	Commercial	Land
	Real	Real	Real	and
	Estate	Estate	Estate	Construction	Consumer	Total
At December 31, 2011:
Individually evaluated for impairment:
Recorded investment	$7,919	$0	$16,716	$7,241	$68	$31,944

Balance in allowance for loan losses	$0	$0	$11	$0	$0	$11

Collectively evaluated for impairment:
Recorded investment	$23,223	$4,109	$27,596	$4,542	$107	$59,577

Balance in allowance for loan losses	$566	$247	$1,323	$187	$15	$2,338

At December 31, 2010:
Individually evaluated for impairment:
Recorded investment	$12,608	$0	$21,215	$10,649	$249	$44,721

Balance in allowance for loan losses	$0	$0	$11	$75	$0	$86

Collectively evaluated for impairment:
Recorded investment	$27,522	$4,213	$33,904	$6,643	$109	$72,391

Balance in allowance for loan losses	$1,285	$282	$1,531	$439	$80	$3,617

The following summarizes the loan credit quality (in thousands):

	Pass	OLEM (Other Loans Especially Mentioned)	Substandard	Doubtful	Loss	Total
At December 31, 2011:
Residential real estate:
Closed-end first mortgages	$19,296	$3,686	$5,001	$0	$0	$27,983
Closed-end second mortgages	3,159	0	0	0	0	3,159

Total residential real estate	22,455	3,686	5,001	0	0	31,142

Multi-family real estate	4,109	0	0	0	0	4,109

Commercial real estate:
Owner-occupied	11,755	2,012	369	0	0	14,136
Non-owner-occupied	12,204	2,764	15,208	0	0	30,176

Total commercial real estate	23,959	4,776	15,577	0	0	44,312

Land and construction	4,493	49	7,241	0	0	11,783

Consumer:
Non-real estate secured	0	68	0	0	0	68
Real estate secured	107	0	0	0	0	107

Total consumer	107	68	0	0	0	175

Total	$55,123	$8,579	$27,819	$0	$0	$91,521

At December 31, 2010:
Residential real estate:
Closed-end first mortgages	$23,542	$3,697	$9,691	$0	$0	$36,930
Closed-end second mortgages	3,200	0	0	0	0	3,200

Total residential real estate	26,742	3,697	9,691	0	0	40,130

Multi-family real estate	4,213	0	0	0	0	4,213

Commercial real estate:
Owner-occupied	12,960	1,238	1,837	0	0	16,035
Non-owner-occupied	18,042	3,638	17,404	0	0	39,084

Total commercial real estate	31,002	4,876	19,241	0	0	55,119

Land and construction	4,976	1,667	10,649	0	0	17,292

Consumer:
Non-real estate secured	99	0	151	0	0	250
Real estate secured	108	0	0	0	0	108

Total consumer	207	0	151	0	0	358

Total	$67,140	$10,240	$39,732	$0	$0	$117,112

Internally assigned loan grades are defined as follows:

Pass – a Pass loan's primary source of loan repayment is satisfactory, with secondary sources very likely to be realized if necessary. These are loans that conform in all aspects to bank policy and regulatory requirements, and no repayment risk has been identified.

OLEM (Other Loans Especially Mentioned) – an Other Loan Especially Mentioned has potential weaknesses that deserve management's close attention. If left uncorrected, these potential weaknesses may result in the deterioration of the repayment prospects for the asset or the Company's credit position at some future date.

Substandard – a Substandard loan is inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful – a loan classified Doubtful has all the weaknesses inherent in one classified Substandard, with the added characteristics that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this basically worthless asset even though partial recovery may be affected in the future. The Company fully charges off any loan classified as Doubtful.

Loss – a loan classified Loss is considered uncollectible and of such little value that continuance as a bankable asset is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this basically worthless asset even though partial recovery may be affected in the future. The Company fully charges off any loan classified as Loss.

Age analysis of past-due loans is as follows is as follows (in thousands):

	Accruing Loans
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Current	Nonaccrual Loans	Total Loans
At December 31, 2011:
Residential real estate:
Closed-end first mortgages	$0	$768	$0	$768	$22,214	$5,001	$27,983
Closed-end second mortgages	0	0	0	0	3,159	0	3,159

Subtotal	0	768	0	768	25,373	5,001	31,142

Multi-family real estate	0	0	0	0	4,109	0	4,109

Commercial real estate:
Owner-occupied	0	0	0	0	13,767	369	14,136
Non-owner-occupied	0	0	0	0	14,968	15,208	30,176

Subtotal	0	0	0	0	28,735	15,577	44,312

Land and construction	0	0	0	0	4,542	7,241	11,783

Consumer:
Non-real estate secured	0	0	0	0	68	0	68
Real estate secured	0	0	0	0	107	0	107

Subtotal	0	0	0	0	175	0	175

Total	$0	$768	$0	$768	$62,934	$27,819	$91,521

At December 31, 2010:
Residential real estate:
Closed-end first mortgages	$0	$0	$0	$0	$27,239	$9,691	$36,930
Closed-end second mortgages	0	0	0	0	3,200	0	3,200

Subtotal	0	0	0	0	30,439	9,691	40,130

Multi-family real estate	0	0	0	0	4,213	0	4,213

Commercial real estate:
Owner-occupied	0	0	0	0	14,198	1,837	16,035
Non-owner-occupied	3,195	0	0	3,195	20,881	15,008	39,084

Subtotal	3,195	0	0	3,195	35,079	16,845	55,119

Land and construction	0	0	0	0	9,449	7,843	17,292

Consumer:
Non-real estate secured	99	0	0	99	0	151	250
Real estate secured	0	0	0	0	108	0	108

Subtotal	99	0	0	99	108	151	358

Total	$3,294	$0	$0	$3,294	$79,288	$34,530	$117,112

The following summarizes the amount of impaired loans (in thousands):

	At December 31, 2011			At December 31, 2010
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Residential real estate-
Closed-end first mortgages	$7,919	$8,465	$0	$12,608	$14,272	$0
Commercial real estate:
Owner-occupied	369	376	0	1,837	1,857	0
Non-owner-occupied	15,208	17,584	0	18,204	20,466	0
Land and construction	7,241	11,652	0	9,980	15,018	0
Consumer-
Non-real estate secured	68	68	0	249	249	0

With an allowance recorded:
Commercial real estate-
Non-owner-occupied	1,139	1,139	11	1,174	1,174	11
Land and construction	0	0	0	669	669	75

Total:
Residential real estate-
Closed-end first mortgages	$7,919	$8,465	$0	$12,608	$14,272	$0

Commercial real estate:
Owner-occupied	$369	$376	$0	$1,837	$1,857	$0

Non-owner-occupied	$16,347	$18,723	$11	$19,378	$21,640	$11

Land and construction	$7,241	$11,652	$0	$10,649	$15,687	$75

Consumer-
Non-real estate secured	$68	$68	$0	$249	$249	$0

Total	$31,944	$39,284	$11	$44,721	$53,705	$86

The average net investment in impaired loans and interest income recognized and received on impaired loans are as follows (in thousands):

	For the Year Ended December 31,
	2011			2010
	Average Recorded Investment	Interest Income Recognized	Interest Income Received	Average Recorded Investment	Interest Income Recognized	Interest Income Received
Residential real estate-
Closed-end first mortgages	$11,077	$226	$306	$7,081	$20	$35

Multi-family real estate	$0	$0	$0	$387	$0	$0

Commercial real estate:
Owner-occupied	$443	$0	$1	$1,266	$0	$4

Non-owner-occupied	$18,419	$115	$375	$15,279	$267	$366

Land and construction	$7,412	$21	$147	$9,965	$26	$253

Consumer-
Non-real estate secured	$198	$5	$5	$9	$0	$0

Total	$37,549	$367	$834	$33,987	$313	$658

The following is a summary of loans determined to be troubled debt restructurings during the year ended December 31, 2011 (dollars in thousands):

	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Troubled Debt Restructurings:
Residential real estate-
Modified interest rate and amortization	1	$1,540	1,540
Commercial real estate-
Modified interest rate and amortization	4	5,915	5,915
Land and construction-
Modified interest rate and amortization	1	1,030	1,030

	6	$8,485	8,485

The allowance for loan losses on residential real estate, commercial real estate, and land and construction loans that have been restructured and are considered trouble debt restructurings ("TDR") is included in the Bank's specific reserve. The specific reserve is determined on a loan by loan basis by either the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral if the loan is collateral-dependent. TDR's that have subsequently defaulted are considered collateral-dependent. There were no TDR's that have subsequently defaulted which were restructured during 2011.